                        SUPPLEMENT DATED FEBRUARY 1, 2005
                                       TO
                               DAVIS SERIES, INC.
                         ABC PROSPECTUS AND Y PROSPECTUS
                                DATED MAY 1, 2004

THE FOLLOWING DISCLOSURE IN THE "INVESTMENT STRATEGY" SECTION OF DAVIS
GOVERNMENT BOND FUND HAS BEEN AMENDED:

Former Disclosure: "The Fund seeks to maintain a weighted average maturity of between three and ten years."

New Disclosure: "The Fund seeks to maintain a weighted average maturity of three years or less."

THE FOLLOWING DISCLOSURE IN THE "FEES AND EXPENSES " SECTION OF DAVIS GOVERNMENT
BOND FUND HAS BEEN AMENDED TO REFLECT A REDUCTION IN MANAGEMENT FEES:

Former Management Fees:  0.50% across all Classes of Shares

New Management Fees:  0.30% across all Classes of Shares

THE FOLLOWING DISCLOSURE IN THE "PERFORMANCE INFORMATION " SECTION OF DAVIS
GOVERNMENT BOND FUND HAS BEEN AMENDED:

Former Benchmark Index: The "Lehman Brothers Intermediate Term U.S. Treasury
Securities Index

New Benchmark Index: Citigroup U.S. Treasury/Agency 1-3 Year Index

The Historical Performance Table has been amended to add the new benchmark index

------------------------------- ------------ ------------- ------------ ----------
                                    PAST 1       PAST 5       PAST 10      LIFE OF
                                     YEAR         YEARS        YEARS       CLASS(1)
------------------------------- ------------ ------------- ------------ ----------
------------------------------- ------------ ------------- ------------ ----------

Citigroup U.S.                     1.03%        5.10%        5.78%        7.23%
   Treasury/Agency
1-3 Year Index(2)
------------------------------- ------------ ------------ ------------ -----------
Lehman Brothers
   Intermediate Term U.S.
   Treasury Securities             2.11%        5.97%        6.21%        8.45%
   Index
------------------------------- ------------ ------------ ------------ -----------

(1) Average annual total returns for life are for the periods from the commencement of each class's investment operations: Class A shares, 12/1/94;
Class B shares, 5/1/84; and Class C shares, 8/19/97. Index average annual total return for life is from 5/1/84.

(2) The Citigroup U.S. Treasury/Agency 1-3 Year Index is a shorter-term index than the Lehman Brothers Intermediate Term U.S. Treasury Securities Index.
Because Davis Government Bond Fund seeks to maintain a weighted average maturity of three years or less, the shorter-term index should be more appropriate.